John Hancock GA Mortgage Trust
Portfolio of investments 3-31-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 89.6%				$1,163,904,368
(Cost $1,105,913,114)
1635 Divisadero Medical Building LLC	3.950	06-01-30	6,474,181	6,630,552
1635 Divisadero Medical Building LLC	6.000	06-01-30	12,483,195	14,963,668
192 Investors LLC	3.750	08-01-29	17,000,000	17,720,324
5001 St. LLC	4.390	09-01-40	29,251,576	33,859,138
5021 St. LLC	4.390	09-01-40	34,126,839	39,502,328
Bandicoot LLC	2.950	06-01-30	15,000,000	14,659,908
Beverly West Square Associates LP	5.560	12-01-30	9,490,781	11,198,571
BW Logan LLC	6.370	04-01-28	3,852,460	4,497,034
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,612,034
Columbia Cochran Commons LLC	5.790	03-01-24	4,307,077	4,779,641
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	12,549,309
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,883,474	12,020,466
Delphi Investors LLC	3.900	12-01-24	34,228,253	34,974,463
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	70,806,125
Edgewater Partnership LP	6.500	04-01-25	3,016,996	3,179,066
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,736,713
Gadberry Courts LP	3.330	05-01-32	7,100,000	6,652,744
GALTG Partners LP	6.850	07-01-25	18,353,434	21,540,784
Gateway MHP, Ltd.	3.950	07-01-29	9,882,355	10,378,548
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,920,766	11,238,408
KIR Torrance LP	3.375	10-01-22	23,117,624	24,026,308
LB PCH Associates LLC	4.140	10-01-25	29,849,095	31,076,162
LB PCH Associates LLC	4.680	10-01-25	4,368,535	4,508,118
Manoa Shopping Center Associates LP	7.060	03-01-30	7,359,647	9,211,974
National City Plaza	4.110	02-01-35	8,600,000	8,310,154
Olympic Mills Commerce Center LLC	4.060	03-01-36	12,457,198	13,882,588
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	118,201,600
Pademelon LLC	3.000	06-01-30	6,000,000	5,546,393
Parc Center Drive Joint Venture	5.480	02-01-32	2,730,824	3,146,608
PIRET NC Property LP	3.400	07-01-25	29,100,000	29,036,969
Platypus LLC	2.950	06-01-30	4,000,000	3,957,604
Plaza Inv. LP	3.910	05-01-26	29,679,055	31,791,729
POP 3 Ravinia LLC	4.460	01-01-42	115,500,000	129,395,111
Regent Garden Associates LLC	3.250	03-10-35	125,000,000	123,800,125
Rose Gardens Senior LP	3.330	05-01-32	8,900,000	8,339,355
Silverado Ranch Centre LLC	7.500	06-01-30	7,106,702	8,534,780
Spring Park Apartments	3.440	10-01-31	17,100,000	16,774,758
St. Indian Ridge LLC	6.590	08-01-29	6,207,104	7,292,112
Stony Island Plaza	3.620	10-01-34	5,700,000	5,495,752
Styertowne Shopping Center LLC	6.060	03-01-24	15,074,869	16,951,268
Sunnyside Marketplace LLC Deed of Trust Note	3.420	04-01-30	7,500,000	7,283,266
The Links at Rainbow Curve LP	4.300	10-01-22	17,213,483	17,992,169
THF Greengate Development LP	6.320	10-01-25	29,925,955	34,802,150
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	12,981,801	16,073,326
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	12,854,975
Valley Square I LP	5.490	02-01-26	16,909,496	16,991,389
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	14,756,790
Voyager RV Resort MHC	4.100	06-01-29	41,457,640	43,652,573
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-20 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

WG Opelousas LA LLC	7.290	05-01-28	1,510,318	$1,866,513
White Oak Subsidiary LLC	4.900	07-01-24	8,520,207	9,438,157
White Oak Subsidiary LLC	8.110	07-01-24	13,764,689	16,930,485
Windsor Place Apartments	3.530	02-01-32	9,200,000	8,932,694
Woodlane Place Townhomes LLC	2.900	06-01-35	10,000,000	9,138,199
Woods I LLC	3.100	07-01-30	7,500,000	7,412,390

U.S. Government and Agency obligations 9.0%				$116,996,016
(Cost $114,929,627)
U.S. Government 9.0%				116,996,016
U.S. Treasury
Note	1.500	02-15-30	93,000,000	100,258,360
Note	1.625	08-15-29	6,000,000	6,514,922
Note	1.750	11-15-29	9,300,000	10,222,734

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 5.7%				$74,113,862
(Cost $74,066,556)
U.S. Government 4.5%				58,497,919
U.S. Treasury Bill	1.467	04-21-20	25,000,000	24,999,111
U.S. Treasury Bill	1.550	04-21-20	7,500,000	7,499,733
U.S. Treasury Bill	1.552	04-21-20	10,000,000	9,999,644
U.S. Treasury Bill	1.565	04-21-20	16,000,000	15,999,431

	Yield (%)	Shares	Value
Short-term funds 1.2%			15,615,943
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.3210(B)	15,615,943	15,615,943

Total investments (Cost $1,294,909,297) 104.3%	$1,355,014,246
Other assets and liabilities, net (4.3%)	(55,870,151)
Total net assets 100.0%	$1,299,144,095

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-20 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-20 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2020 by major security category or type:
	Total value at 3-31-20	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,163,904,368	—	—	$1,163,904,368
U.S. Government and Agency obligations	116,996,016	—	$116,996,016	—
Short-term investments	74,113,862	$15,615,943	58,497,919	—
Total investments in securities	$1,355,014,246	$15,615,943	$175,493,935	$1,163,904,368
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Investments in securities	Commercial mortgage loans
Balance as of 12-31-19	$1,117,091,612
Purchases	66,908,639
Sales	(4,060,955)
Realized gain (loss)	(225,218)
Net amortization of premium/discount	(1,317,990)
Change in unrealized appreciation (depreciation)	(14,491,720)
Balance as of 3-31-20	$1,163,904,368
Change in unrealized appreciation (depreciation) at period end*	$(14,491,720)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-20	Valuation technique	Significant unobservable inputs	Input range	Input weighted average*
Commercial mortgage loans	$1,163,904,368	Discounted cash flow	Discount	1.71% - 5.44%	3.13%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2020 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the Fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-20 (unaudited)

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.